N-4	Mar. 14, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT 4
Entity Central Index Key	0000843075
Entity Investment Company Type	N-4
Document Period End Date	Mar. 14, 2025
Amendment Flag	false
JP Morgan Multi-Asset Choice New York
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual funds are available to all contracts:•Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Standard Class•Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class•Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class•Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund: Standard ClassAccordingly, Appendix A is amended as follows:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: J.P. Morgan Investment Management Inc.	0.48%	5.91%	1.28%	1.81%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: J.P. Morgan Investment Management Inc.	0.72%	10.91%	10.98%	8.05%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: J.P. Morgan Investment Management Inc.	0.76%	13.10%	9.41%	7.10%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: J.P. Morgan Investment Management Inc.	0.65%	27.16%	17.15%	12.44%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: J.P. Morgan Investment Management Inc.	0.48%	5.91%	1.28%	1.81%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: J.P. Morgan Investment Management Inc.	0.72%	10.91%	10.98%	8.05%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: J.P. Morgan Investment Management Inc.	0.76%	13.10%	9.41%	7.10%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: J.P. Morgan Investment Management Inc.	0.65%	27.16%	17.15%	12.44%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
JP Morgan Multi-Asset Choice New York | LincolnVariableInsuranceProductsTrustLVIPJPMorganCoreBondFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	5.91%
Average Annual Total Returns, 5 Years [Percent]	1.28%
Average Annual Total Returns, 10 Years [Percent]	1.81%
JP Morgan Multi-Asset Choice New York | LincolnVariableInsuranceProductsTrustLVIPJPMorganMidCapValueFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	10.91%
Average Annual Total Returns, 5 Years [Percent]	10.98%
Average Annual Total Returns, 10 Years [Percent]	8.05%
JP Morgan Multi-Asset Choice New York | LincolnVariableInsuranceProductsTrustLVIPJPMorganSmallCapCoreFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	13.10%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	7.10%
JP Morgan Multi-Asset Choice New York | LincolnVariableInsuranceProductsTrustLVIPJPMorganUSEquityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	27.16%
Average Annual Total Returns, 5 Years [Percent]	17.15%
Average Annual Total Returns, 10 Years [Percent]	12.44%
JP Morgan Multi-Asset Choice
Prospectus:
Item 17. Portfolio Companies (N-4) [Text Block]	The following underlying mutual funds are available to all contracts:•Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Standard Class•Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class•Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class•Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund: Standard ClassAccordingly, Appendix A is amended as follows:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: J.P. Morgan Investment Management Inc.	0.48%	5.91%	1.28%	1.81%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: J.P. Morgan Investment Management Inc.	0.72%	10.91%	10.98%	8.05%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: J.P. Morgan Investment Management Inc.	0.76%	13.10%	9.41%	7.10%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: J.P. Morgan Investment Management Inc.	0.65%	27.16%	17.15%	12.44%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: J.P. Morgan Investment Management Inc.	0.48%	5.91%	1.28%	1.81%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: J.P. Morgan Investment Management Inc.	0.72%	10.91%	10.98%	8.05%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: J.P. Morgan Investment Management Inc.	0.76%	13.10%	9.41%	7.10%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: J.P. Morgan Investment Management Inc.	0.65%	27.16%	17.15%	12.44%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
JP Morgan Multi-Asset Choice | LincolnVariableInsuranceProductsTrustLVIPJPMorganCoreBondFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	5.91%
Average Annual Total Returns, 5 Years [Percent]	1.28%
Average Annual Total Returns, 10 Years [Percent]	1.81%
JP Morgan Multi-Asset Choice | LincolnVariableInsuranceProductsTrustLVIPJPMorganMidCapValueFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	10.91%
Average Annual Total Returns, 5 Years [Percent]	10.98%
Average Annual Total Returns, 10 Years [Percent]	8.05%
JP Morgan Multi-Asset Choice | LincolnVariableInsuranceProductsTrustLVIPJPMorganSmallCapCoreFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	13.10%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	7.10%
JP Morgan Multi-Asset Choice | LincolnVariableInsuranceProductsTrustLVIPJPMorganUSEquityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	27.16%
Average Annual Total Returns, 5 Years [Percent]	17.15%
Average Annual Total Returns, 10 Years [Percent]	12.44%